Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

Note 7 - Income Taxes

The provision for income taxes for 2017 and 2016 consists of the following:

	2017	2016
	(In Thousands)
Current
Federal	$279	$439
State	4	4
Deferred	165	(115)
	$448	$328

During 2017, the Tax Act was signed into law. The most significant impact of the Act is the reduction in the corporate federal income tax rate from a maximum rate of 35% to 21% beginning in 2018. As a result, the Company revalued its deferred tax assets and liabilities at its new effective tax rate and recorded a net adjustment of $228,000 to income tax expense to reduce the carrying value of the net deferred tax assets. The Company’s effective tax rate was 61% and 26% in 2017 and 2016, respectively. The effective tax rate primarily reflects the impact of non-tax interest and dividends from tax exempt securities, as well as a partial release of a component of the deferred tax asset valuation allowance during 2016, and a reduction in tax rates, as part of the Act.

Items that give rise to differences between income tax expense included in the consolidated statements of income and taxes computed by applying the statutory federal tax at a rate of 34% in 2017 or 2016 included the following (dollars in thousands):

	2017		2016
	Amount	% of Pre-tax Income	Amount	% of Pre-tax Income
Federal Tax at a Statutory rate	$252	34%	$431	34%
State taxes, net of Federal provision	(108)	(15)	119	9
Change in tax rate	228	31	-	-
Change in valuation allowance	106	14	(178)	(14)
Nontaxable interest and dividend income	(42)	(6)	(44)	(3)
Other items	12	3	-	-
Income tax provision	$448	61%	$328	26%

Deferred income tax assets and liabilities resulting from temporary differences are summarized as follows and are included in other assets at December 31, 2017 and at December 31, 2016 in the accompanying consolidated balance sheets:

	2017	2016
	(In Thousands)

Deferred tax assets:
Deferred loan origination fees	$92	$95
Allowance for loan losses - Federal	330	379
State tax credits	1,075	1,102
Depreciation	-	64
Supplemental Executive Retirement Plan	208	290
Unrealized loss on securities available for sale and transferred to held to maturity	44	43
Net operating loss	270	159
Stock compensation	14	-
Other	1	-

	2,034	2,132
Valuation allowance	(1,424)	(1,318)
Total deferred tax assets, net of valuation allowance	610	814

Deferred tax liabilities:
Depreciation	(9)	-
Mortgage servicing rights	(233)	(308)

Total deferred tax liabilities	(242)	(308)

Net deferred tax asset	$368	$506

The Company has recorded a valuation allowance for mortgage recording tax credits incurred before 2015 as well as state tax deductions since anticipated levels of future state taxable income makes it more likely than not that all of these tax benefits will not be used. Beginning in 2015, the New York State Special Additional Mortgage Recording Tax Credit became a refundable credit. To the extent that the credit exceeds the Company’s New York State tax liability, any remaining credit will be refunded to the Company. In addition, a valuation allowance in the amount of $88,000 was established in 2010 against a portion of the allowance for loan loss because future realization of the full tax benefit of that deferred tax asset was deemed to be unlikely. After fully utilizing its Federal Net Operating Loss (“NOL”) carryforward during 2013 and realizing increased and consistent current taxable income over the past 3 years, management determined that half (or $44,000) of that component of the valuation allowance should be reversed during 2015, with the remaining reversed in 2016.

As a thrift institution, the Bank is subject to special provisions in the income tax laws regarding its allowable income tax bad debt deduction and related tax basis bad debt reserves. Deferred income tax liabilities are to be recognized with respect to any base-year reserves which are to become taxable (or "recaptured") in the foreseeable future.

Under current income tax laws, the base-year reserves would be subject to recapture if the Company pays a cash dividend in excess of earnings and profits or liquidates. The Bank does not expect to take any actions in the foreseeable future that would require the recapture of any Federal reserves. As a result, a deferred tax liability has not been recognized with respect to the Federal base-year reserve of $1,518,000 at December 31, 2017 and 2016, because the Bank does not expect that this amount will become taxable in the foreseeable future. The unrecognized deferred tax liability with respect to the Federal base-year reserve was $319,000 at December 31, 2017. It is more likely than not that this liability will never be incurred because, as noted above, the Bank does not expect to take any action in the future that would result in this liability being incurred.

The Company's Federal and New York State tax returns, constituting the returns of the major taxing jurisdictions, are subject to examination by the taxing authorities for 2014, 2015, and 2016 as prescribed by applicable statute. No waivers have been executed that would extend the period subject to examination beyond the period prescribed by statute.